General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Salaries and benefits
Salaries and benefits, excluding PSUs		$ 4,095	$ 3,771	$ 8,230	$ 7,668
PSUs	[1]	10,097	2,417	13,374	9,541
Total salaries and benefits		14,192	6,188	21,604	17,209
Depreciation		478	467	989	960
Donations		2,293	333	2,634	809
Professional fees		936	970	1,339	1,333
Other		2,595	2,835	5,607	5,660
General and administrative before equity settled stock based compensation		20,494	10,793	32,173	25,971
Total equity settled stock based compensation		1,305	1,456	2,808	2,813
Total general and administrative		21,799	12,249	34,981	28,784
Employee stock options [member]
Salaries and benefits
Total equity settled stock based compensation	[2]	506	642	1,153	1,210
Restricted stock units [member]
Salaries and benefits
Total equity settled stock based compensation	[2]	$ 799	$ 814	$ 1,655	$ 1,603

[1]	The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 184% during the three and six months ended June 30, 2020 as compared to 181% during the comparable period of 2019.
[2]	Equity settled stock based compensation is a non-cash expense.